RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD	1 Months Ended	12 Months Ended
	Feb. 26, 2016	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Key management personnel compensation, short-term employee benefits		CAD 4,101,441	CAD 3,189,845
Key management personnel compensation, share-based payment		8,830,606	7,686,442
Amounts payable, related party transactions		CAD 542,361	CAD 15,000
Issue of shares for exploration and evaluation assets (shares)		111,110	49,861
NxGold [Member]
Statement [Line Items]
Issue of shares for exploration and evaluation assets (shares)	49,861
Increase in ownership interest due to issuances of shares	25.00%
Expensed and included in salaries, benefits and directors fees on the statement of loss and comprehensive loss [Member]
Statement [Line Items]
Key management personnel compensation, short-term employee benefits		CAD 3,164,827	CAD 2,474,975
Key management personnel compensation, share-based payment		7,696,538	6,921,942
Capitalized to exploration and evaluation assets [Member]
Statement [Line Items]
Key management personnel compensation, short-term employee benefits		936,614	714,870
Key management personnel compensation, share-based payment		CAD 1,134,068	CAD 764,500